Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On June 26, 2018, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On September 13, 2018, the Sponsor returned to the Company, at no cost, 2,156,250 shares of common stock, which the Company cancelled, resulting in the Sponsor holding 6,468,750 Founder Shares. On October 9, 2018, the Sponsor transferred 25,000 Founder Shares at the same per-share price paid by the Sponsor to each of Keith Abell and Sabrina McKee, two of the Company’s directors (then director-nominees), resulting in the Sponsor holding 6,418,750 Founder Shares.

The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On October 25, 2018, the underwriters partially exercised their over-allotment option; thus, an aggregate of 374,622 Founder Shares were forfeited.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

Prior to the consummation of the Initial Public Offering, the Sponsor had loaned the Company an aggregate of $130,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”) and James A. Graf had advanced the Company $100 in connection with the initial establishment of a bank account. The Promissory Note and the advance from James A. Graf were non-interest bearing. The Company repaid the Promissory Note and the advances to James A. Graf on October 18, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into additional warrants at a price of $0.75 per warrant. To date, the Company has no borrowings under the Working Capital Loans; however, we expect that our sponsor will loan us funds for payment of items related to the Proposed Business Combination, such as the HSR Act review fee, as described above.

Administrative Support Agreement

The Company entered into an agreement commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to reimburse an affiliate of its Sponsor up to $5,000 per month for office space, utilities and secretarial and administrative support on an at-cost basis to the extent such office space, utilities and support is not contracted with the Company directly.

The Company recorded and paid approximately $2,700 and $2,600 in expenses in connection with such agreement on the accompanying unaudited condensed consolidated statements of operations for the three months ended June 30, 2020 and 2019, respectively.

The Company recorded and paid approximately $5,300 and $5,200 in expenses in connection with such agreement on the accompanying unaudited condensed consolidated statements of operations for the six months ended June 30, 2020 and 2019, respectively.

Note 5 — Related Party Transactions

Founder Shares

On June 26, 2018, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On September 13, 2018, the Sponsor returned to the Company, at no cost, 2,156,250 shares of common stock, which the Company cancelled, resulting in the Sponsor holding 6,468,750 Founder Shares. On October 9, 2018, the Sponsor transferred 25,000 Founder Shares at the same per-share price paid by the Sponsor to each of Keith Abell and Sabrina McKee, two of the Company’s directors (then director-nominees), resulting in the Sponsor holding 6,418,750 Founder Shares.

The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On October 25, 2018, the underwriters partially exercised their over-allotment option; thus, an aggregate of 374,622 Founder Shares were forfeited.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

During the period from June 26, 2018 (inception) through December 31, 2018, the Sponsor had loaned the Company an aggregate of $130,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”) and James A. Graf had advanced the Company $100 in connection with the initial establishment of a bank account. The Promissory Note and the advance from James A. Graf were non-interest bearing. The Company repaid the Promissory Note and the advances to James A. Graf on October 18, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to

$1,500,000 of such Working Capital Loans may be convertible into additional warrants at a price of $0.50 (or $0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant. To date, the Company has no borrowings under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to reimburse an affiliate of its Sponsor up to $5,000 per month for office space, utilities and secretarial and administrative support on an at-cost basis to the extent such office space, utilities and support is not contracted with the Company directly.

The Company recorded and paid approximately $10,000 and $2,000 in expenses in connection with such agreement on the accompanying Statements of Operations for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) through December 31, 2018, respectively.

VELODYNE LIDAR, INC AND SUBSIDIARIES
Related Party Transaction
Related Party Transactions

Note 15. Related Party Transactions

Three holders of the convertible preferred stock purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Year Ended December 31,				Six Months Ended June 30,
	2017	2018	2019		2019	2020
					(unaudited)
Revenue:
Stockholder A	$7,090	$9,447	$(3,514)	(1)	$265	$278
Stockholder B	5,080	508	1,391		3	3,544
Stockholder C	—	18	6,148		5,040	439

	December 31,
	2018	2019	June 30, 2020
			(unaudited)
Accounts receivable:
Stockholder A	$2,907	$9	$—
Stockholder B	251	1,404	2,239
Stockholder C	—	—	300

(1)	The 2019 amount included a $4.1 million refund, net of taxes, the Company issued to entities affiliated with the stockholder in October 2019, in order to compensate them for unforeseen challenges associated with the use of certain new products purchased from the Company in 2018. The products purchased by these entities in 2018 were still under development at the time and the Company felt it appropriate to compensate these early purchasers for working with a new product.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stock holders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of December 31, 2019 and June 30, 2020 (unaudited), the Company had $2.7 million and $2.5 million of accrued purchases and $24.9 million and $16.5 million, respectively, of outstanding purchase commitment for products with this stockholder. The Company procures equipment, materials and components for Stockholder D to build the product and had $2.7 million and $1.5 million, respectively, of receivables from this stockholder which was included in other current assets as of December 31, 2019 and June 30, 2020 (unaudited).

In November 2018, in connection with its issuance of Series B Preferred Stock, the Company repurchased 73,150 shares of common stock from certain holders of its common stock, who are family members of one of the Company’s officers. The purchase price per share of $36.3520 was equivalent to the price paid for each share of the Series B Preferred Stock.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of December 31, 2019 and June 30, 2020 (unaudited), future minimum lease payments totaled $27.3 million and $25.8 million, respectively, related to this facility. Rent expense under this lease was $3.0 million, $3.0 million and $3.1 million, respectively, for 2017, 2018 and 2019, and $1.5 million and $1.7 million, respectively, for the six months ended June 30, 2019 and 2020 (unaudited).

In January 2017 and December 2016, the Company issued two interest-bearing unsecured promissory notes totaling $3.5 million to one of its officers for purposes of financing the acquisition of the above headquarters facility. The loan accrued interest at a rate of 3.15% per annum. As of December 31, 2019, immediately prior to repayment, the aggregate outstanding balance of the loan was approximately $3.6 million, including aggregate accrued and unpaid interest of $0.1 million. The officer made monthly interest-only payments to the Company on the loan beginning in December 2017 and repaid all outstanding principal and interest due under the two promissory notes on December 31, 2019.

In addition, in March 2017, the Company entered into an unconditional payment guaranty with regard to one of its officers’ $15.0 million term loan. The loan was obtained for and secured by a Deed of Trust for the above headquarters facility in San Jose, California. Under the terms of the guaranty, the Company has agreed to unconditionally guarantee the borrower’s obligations under the loan. As of December 31, 2017 and 2018, the outstanding principal balance of the term loan was $14.8 million and $14.4 million, respectively. In December 2019, the Company was released from the unconditional payment guaranty and has no further obligations with respect to the term loan.

In August 2016, the Company entered into an agreement with one of its officers and Velodyne Acoustics, LLC (Acoustics) pursuant to which Acoustics agreed to, among other things, indemnify, defend and hold harmless Velodyne Lidar, Inc. from and against any and all liabilities relating to, arising out of or resulting from certain litigation matters (Litigation Indemnification Agreement). The litigation matters giving rise to the indemnification obligations involved certain employment-related claims of two former employees of Velodyne Acoustics, which was the predecessor of Acoustics. In November 2019, the Company elected not to seek indemnification from Acoustics for the litigation matters under the terms of the Litigation Indemnification Agreement and assumed control and financial responsibility for the litigation matters. By not seeking indemnification from Acoustics, the Company has paid approximately $2.5 million in settlements in connection with the litigation matters and $2.6 million in legal costs to date, all of which are included in general and administration in the statement of operations. Such payments and costs incurred that were the subject of the Litigation Indemnification Agreement indirectly benefit the officer, the former sole owner of Acoustics. The Company believes that the litigation matters covered by the Litigation Indemnification Agreement are complete and the Company does not expect to incur additional expenses related to these litigation matters.